Income Taxes and Related Payments (Tables)	12 Months Ended
Dec. 31, 2013
Components of the provision for income taxes

Components of the provision for income taxes consist of the following:

	For the Year Ended December 31,
	2013	2012	2011
Current:
Federal	$13,816	$—	$—
State and local	2,719	—	—
Foreign	471	1,047	1,162

Total	17,006	1,047	1,162

Deferred:
Federal	9,089	—	—
State and local	295	—	—

Total	9,384	—	—

Income tax expense	$26,390	$1,047	$1,162

Reconciliation of effective tax rate

The provision for income taxes from operations differs from the amount of income tax computed by applying the applicable U.S. statutory federal income tax rate to income before provision for income taxes as follows:

For the Period from March 12, 2013 through December 31, 2013
U.S. Federal Statutory Rate	35.0%
Non-deductible share-based compensation	2.6
Rate benefit from the flow through entity	(27.4)
Other	1.4

Effective Tax Rate	11.6%

Components of deferred tax assets

Net deferred tax assets comprise the following:

	As of December 31, 2013	As of December 31, 2012
Deferred tax assets:
Amortizable basis(1)	$183,858	$—
Other(2)	4,049	—

Total deferred tax assets	187,907	—
Less: valuation allowance(3)	—	—

Net deferred tax assets	$187,907	$—

(1)	Represents the unamortized step-up of tax basis from the H&F Corp Merger and the purchase of Class A common units and preferred units by APAM.

(2)	Represents the net deferred tax assets associated with the H&F Corp Merger and other miscellaneous deferred tax assets.

(3)

Artisan assessed whether the deferred tax assets would be realizable and determined based on its history of taxable income that the benefits would more likely than not be realized. Accordingly, no valuation allowance is required.